EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 19,901,617	$ 21,923,293	$ 21,564,445
Income attributable to non controlling interests	847,375	1,164,935	1,523,120
Total current assets	481,586,454	484,010,050	552,742,397
Total non-current assets	1,732,918,235	1,630,849,417	1,646,367,350
Total current liabilities	419,862,101	428,287,322	419,534,854
Total non-current liabilities	930,927,845	873,338,796	937,404,866
Net sales	1,672,915,799	1,848,878,619	1,777,459,320
Net income	$ 97,450,746	$ 119,000,725	$ 92,049,111
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 23,260	$ 13,765	$ 12,209
Income attributable to non controlling interests	3,633	5,590	5,502
Total current assets	78,222,876	97,285,008	110,564,779
Total non-current assets	156,224,157	94,369,129	98,518,204
Total current liabilities	82,148,269	109,594,738	132,431,541
Total non-current liabilities	15,897,476	1,339,723	1,621,792
Net sales	406,216,738	544,585,291	507,946,578
Net income	$ 21,304,406	$ 32,781,977	$ 32,268,140
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 2,113	$ 2,213	$ 2,062
Income attributable to non controlling interests	96	711	785
Total current assets	4,329,932	7,143,561	6,680,394
Total non-current assets	9,251,880	6,413,307	7,381,968
Total current liabilities	2,309,810	2,944,499	4,061,713
Total non-current liabilities	1,169,270	28,444	141,258
Net sales	16,034,964	20,698,427	20,601,647
Net income	$ 458,980	$ 3,398,080	$ 3,754,831
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 5,378,074	$ 5,045,792	$ 5,337,687
Income attributable to non controlling interests	556,112	502,945	504,806
Total current assets	37,309,706	30,419,844	35,283,479
Total non-current assets	248,751,791	234,278,288	243,615,898
Total current liabilities	21,870,719	17,297,339	17,192,489
Total non-current liabilities	16,323,385	14,487,776	16,011,340
Net sales	149,588,252	141,277,230	132,005,503
Net income	$ 25,630,364	$ 23,179,968	$ 23,045,844
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 7,674,785	$ 9,261,108	$ 9,054,947
Income attributable to non controlling interests	271,063	283,327	319,858
Vital Jugos S.A.
Non-controlling interests
Total current assets	16,005,424	21,135,712	19,265,466
Total non-current assets	16,969,708	19,691,418	22,297,712
Total current liabilities	11,018,878	14,244,283	15,246,108
Total non-current liabilities	28,298	128,071	445,794
Net sales	56,724,318	68,884,622	75,788,427
Net income	$ 774,466	$ 809,507	$ 913,880
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 1,986,493	$ 2,117,098	$ 2,027,879
Income attributable to non controlling interests	36,696	151,647	23,744
Total current assets	4,616,490	4,296,412	4,783,537
Total non-current assets	5,287,639	5,876,875	6,298,423
Total current liabilities	3,803,117	3,698,382	4,884,341
Total non-current liabilities	171,184	157,558	144,250
Net sales	15,859,403	14,642,493	14,437,818
Net income	$ 109,539	$ 452,679	$ 70,878
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 4,836,892	$ 5,483,317	$ 5,129,661
Income attributable to non controlling interests	(20,225)	220,715	668,425
Total current assets	13,737,336	8,343,734	8,508,056
Total non-current assets	1,223,933	14,243,627	12,034,286
Total current liabilities	13,063,735	7,410,662	7,333,325
Total non-current liabilities	1,041,400	1,710,709	614,711
Net sales	59,433,099	39,205,943	40,342,848
Net income	$ (112,302)	$ 541,927	$ 1,641,112